General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expense [Abstract]
Employee benefits and expenses	$ 829,016	$ 730,069	$ 675,537
Business development	477	17,082	16,468
Travel expenses	37,871	47,919	100,003
Administration expenses	2,145,137	2,531,062	2,635,926
Lease expenses from short-term lease	55,316	17,479	6,284
Depreciation of Right-of-use assets	127,054	132,781	124,489
Capital tax expenses	4,330	14,176	3,257
Total general and administrative expenses	$ 3,199,201	$ 3,490,568	$ 3,561,964